Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 792,991	$ 884,839
Other comprehensive loss before reclassifications	5,322	1,348
Amounts reclassified from accumulated other comprehensive loss	3,861	2,051
Other comprehensive income (loss)	1,461	(703)
Balance	852,525	831,778
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(8,031)	(7,079)
Balance	(6,570)	(7,782)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	4,907	1,790
Other comprehensive loss before reclassifications	(1,144)	430
Amounts reclassified from accumulated other comprehensive loss	3,861	2,051
Other comprehensive income (loss)	(5,005)	(1,621)
Balance	(98)	169
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(12,938)	(8,869)
Other comprehensive loss before reclassifications	6,466	918
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income (loss)	6,466	918
Balance	$ (6,472)	$ (7,951)